Commitments - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Lessor [member] - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	¥ 2,531	¥ 2,219
Not later than one year [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	893	781
Later than one year but not later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	1,478	1,296
Later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	¥ 160	¥ 142